OTHER PAYABLES AND ACCRUALS (Tables)	12 Months Ended
Dec. 31, 2024
OTHER PAYABLES AND ACCRUALS
Schedule of other payables and accruals

Other payables and accruals are consisted of the follows (RMB in thousands):

	As of December 31,
	2023	2024
	RMB	RMB
Payables for purchase of property, plant and equipment	9,497,061	10,559,983
Liabilities in the Trusts (Note 24)	668,083	2,706,444
Freight payables	1,110,279	1,108,065
Liability related to disposal of a subsidiary (Note 8)	—	576,293
Value-added tax and other tax payables	513,586	482,624
Accrued utilities, rentals and interest	555,534	319,991
Accrued warranty cost	261,268	268,445
Commission payables	262,222	175,854
Customs duties	98,363	98,278
Accrued professional service fees	55,795	80,365
Payables for investments	295,647	40,000
Contracted labor fees	28,323	30,488
Insurance premium payables	6,780	8,576
Others	83,961	117,437
Total	13,436,902	16,572,843